Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Fixed Assets

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Computer equipment	51,656	55,636	7,622
Office building	5,146	5,309	727
Office building related facility, machinery and equipment	4,217	4,222	578
Vehicles and related machinery and equipment	883	1,604	220
Office equipment	1,132	1,138	156
Leasehold improvements	540	549	75
Construction in progre ss	285	621	85

	63,859	69,079	9,463
Accumulated depreciation and impairment	(35,899)	(38,977)	(5,339)

	27,960	30,102	4,124